STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 10: STOCKHOLDERS’ DEFICIT

The Company’s capitalization at June 30, 2018 was 500,000,000 authorized common shares with a par value of $0.001 per share.

Common Stock

On November 30, 2016, the Company increased the authorized share capital from 75,000,000 shares of common stock to 500,000,000 shares of common stock. In addition, the Company effectuated a 30:1 forward stock split of the common stock on such date.

On February 1, 2018, the Company entered into consulting agreements with two contractors for providing business advisory and consulting services. The Company issued 1,000,000 shares of common stock valued at $20,000 as the fair market value of the stock.

On March 1, 2018, the Company entered into a Share Exchange Agreement (the “Agreement”) with its shareholders whereby, the shareholders agreed to exchange, sell, convey, transfer and assign to the Company their shareholdings, free and clear of all liens, pledges, encumbrances, changes, restrictions or known claims of any kind, nature or description plus pay to the Company an aggregate purchase price of $50 (the “Purchase Price”), and the Company agreed to accept from its shareholders the old shares plus the Purchase Price in exchange for the transfer of old shares the new shares. As of June 30, 2018, the Company received cash proceeds of $40,464 from its shareholders to exchange the old shares for new shares and recorded it as contributed capital in the accompanying financial statements.

On May 16, 2018, the Company issued 50,000 shares of its common stock for a cash consideration of $50 pursuant to an agreement dated February 15, 2018. In addition, on the same date, the Company issued 105,000 shares of common stock for a cash consideration of $210 pursuant to an agreement dated March 1, 2018. The common shares issued were valued at the fair value on the date of execution of the agreement to issue such shares.

On May 16, 2018, the Company issued 10,050,000 shares of common stock for a cash consideration of $10,050 pursuant to an agreement dated March 1, 2018. The common shares were valued at $10,050 being their fair value on the date of execution of the agreement. The Company recorded $10,050 as subscriptions receivable as of June 30, 2018 since the Company did not receive the cash proceeds for stock subscriptions.

On June 21, 2018, the Company issued 50,000 shares of common stock to a consultant pursuant to an agreement, for providing consulting and business advisory services to the Company. The common shares were valued at $85,000 being their fair value on the date of execution of the agreement to issue such shares.

As a result of all common stock issuances, the Company had 161,405,000 shares and 150,150,000 shares of common stock issued and outstanding at June 30, 2018 and September 30, 2017, respectively.

Stock Option Plan

On May 30, 2018, the Board of Directors authorized and approved the 2018 Non-Qualified Stock Option Plan (the “2018 Plan) and reserved 10,000,000 shares of the Companys common stock intended to be issued to selected officers, directors, consultants and key employees provided that bona fide services shall be rendered by such consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction and do not promote or maintain a market for the Companys securities. The Company filed a Registration Statement with the SEC on May 31, 2018 disclosing formation of 2018 Plan.

On May 30, 2018, the Board granted stock options under the 2018 Plan to two directors, an officer and an employee, and three independent consultants to purchase up to 450,000 shares of common stock with a five-year term. The stock options vested immediately upon the issuance date. The exercise price of the stock options to purchase common stock was at $1.50 per share, and the quoted market price of the Company stock on the grant date was $1.70. The option to purchase common stock expires on May 30, 2023. The fair value of options granted was $526,295, calculated using Black-Scholes option pricing model using the assumptions of risk free discount rate of 2.79%, volatility of 106%, 2.5 year-term for employees and directors and 5 year-term for non-employees, and dividend yield of 0%. The Company has recorded stock compensation expense of $526,295 for the three months and nine months ended June 30, 2018.

NOTE 6: STOCKHOLDERS’ DEFICIT

The Company’s capitalization at September 30, 2017 was 500,000,000 authorized common shares with a par value of $0.001 per share.

Common Stock

On November 30, 2016, the Company increased the authorized share capital from 75,000,000 shares of common stock to 500,000,000 shares of common stock. In addition, the Company effectuated a 30:1 forward stock split of the common stock.

During the fiscal year ended September 30, 2017, two former directors of the Company forgave their short-term advances of $4,982 and $9,247 totaling $14,229 payable to them. Such amounts are recorded as additional paid in capital as of September 30, 2017 (Note 4).

During the fiscal year ended September 30, 2016, the Company sold 30,150,000 shares of common stock for cash proceeds of $20,100.

As a result of all common stock issuances, the Company had 150,150,000 shares of common stock issued and outstanding as of September 30, 2017.